Income taxes - Recognized in OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income taxes
Change in market value of available-for-sale investments	$ (21.4)	$ 47.1
Cumulative translation adjustment	(68.3)	77.2
Other comprehensive loss	(89.7)	124.3
Deferred tax (expense) recovery in other comprehensive income	3.0	(6.3)
Other comprehensive loss	3.0	(6.3)
Deferred tax	3.0	(6.3)
Change in market value of available-for-sale investments	(18.4)	40.8
Cumulative translation adjustment	(68.3)	77.2
Other comprehensive (loss) income	$ (86.7)	$ 118.0